Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Fixed income securities, at fair value (amortized cost $309,324 and $312,785)	$ 330,559	$ 333,640
Short-term, at fair value (amortized cost $24,202 and $12,974)	24,203	12,974
Total investments	354,762	346,614
Cash	13,073	6,006
Receivable from affiliates, net		8,563
Other assets	87,044	95,826
Separate Accounts	1,625,669	1,682,128
Total assets	19,781,989	20,863,567
Liabilities
Contractholder funds	14,255,844	15,489,624
Reserve for life-contingent contract benefits	3,424,679	3,199,490
Unearned premiums	13,410	16,200
Deferred income taxes	7,990	7,729
Payable to affiliates, net	17,189
Current income taxes payable	4,158	4,802
Other liabilities and accrued expenses	86,532	125,266
Separate Accounts	1,625,669	1,682,128
Total liabilities	19,435,471	20,525,239
Commitments and Contingent Liabilities (Note 9) Shareholder's Equity
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares issued and outstanding	2,500	2,500
Additional capital paid-in	180,000	180,000
Retained income	150,215	142,272
Accumulated other comprehensive income:
Unrealized net capital gains and losses	13,803	13,556
Total accumulated other comprehensive income	13,803	13,556
Total shareholder's equity	346,518	338,328
Total liabilities and shareholder's equity	19,781,989	20,863,567
Allstate Life Insurance Company and affiliate
Investments
Reinsurance recoverable	15,553,945	16,680,950
Non-affiliates
Investments
Reinsurance recoverable	$ 2,147,496	$ 2,043,480